UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 12/31/2024

Date of reporting period: 06/30/2024

Item 1. Reports to Stockholders.

(a)

Tremblant Global ETF
TOGA (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Tremblant Global ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.tremblantetf.com/. You can also request this information by contacting us at 212-303-7358.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tremblant Global ETF	$12*	0.69%
*	Amount shown reflects expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operations for the full period.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$102,351,539
Number of Holdings	40
Portfolio Turnover	7%
Visit https://www.tremblantetf.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Consumer Discretionary	25.3%
Communication Services	23.6%
Financials	12.9%
Information Technology	12.6%
Industrials	10.3%
Consumer Staples	8.5%
Materials	5.6%
Cash & Other	1.2%

Top 10 Issuers	(%)
TKO Group Holdings, Inc.	5.1%
Spotify Technology SA	5.0%
Grab Holdings Ltd.	4.9%
Uber Technologies, Inc.	4.3%
Wyndham Hotels & Resorts, Inc.	4.3%
DraftKings, Inc.	3.6%
Q2 Holdings, Inc.	3.5%
DoorDash, Inc.	3.4%
Amazon.com, Inc.	3.2%
Air Products and Chemicals, Inc.	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.tremblantetf.com/
The Tremblant Global ETF is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tremblant Capital Group documents not be householded, please contact Tremblant Capital Group at 212-303-7358, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tremblant Capital Group or your financial intermediary.
Tremblant Global ETF	PAGE 1	TSR-SAR-56167N191

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Tremblant Global ETF
Core Financial Statements
June 30, 2024

Tremblant Global ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Communication Services - 23.6%
Alphabet, Inc. - Class A	12,337	$2,247,185
Charter Communications, Inc. - Class A(a)	9,403	2,811,121
CTS Eventim AG & Co. KGaA	29,433	2,455,508
Lions Gate Entertainment Corp. - Class A(a)	95,145	896,266
Lions Gate Entertainment Corp. - Class B(a)	75,364	645,869
Meta Platforms, Inc. - Class A	4,439	2,238,233
Spotify Technology SA(a)	16,330	5,124,191
TKO Group Holdings, Inc.	48,048	5,188,703
Walt Disney Co.	25,800	2,561,682
		24,168,758
Consumer Discretionary - 25.3%(b)
Amazon.com, Inc.(a)	17,022	3,289,501
Coupang, Inc.(a)	142,538	2,986,171
DoorDash, Inc. - Class A(a)	32,012	3,482,265
DraftKings, Inc. - Class A(a)	96,852	3,696,841
Five Below, Inc.(a)	9,300	1,013,421
MercadoLibre, Inc.(a)	1,859	3,055,081
Skechers USA, Inc. - Class A(a)	41,723	2,883,894
Starbucks Corp.	13,694	1,066,078
Wyndham Hotels & Resorts, Inc.	59,274	4,386,276
		25,859,528
Consumer Staples - 8.5%
Estee Lauder Cos., Inc. - Class A	11,603	1,234,559
Keurig Dr Pepper, Inc.	61,159	2,042,711
Nestle SA	24,942	2,546,252
Procter & Gamble Co.	17,316	2,855,755
		8,679,277
Financials - 12.9%
Adyen NV(a)(c)	945	1,126,612
AvidXchange Holdings, Inc.(a)	139,516	1,682,563
Evercore, Inc. - Class A	10,651	2,219,988
Mastercard, Inc. - Class A	4,028	1,776,992
Progressive Corp.	12,279	2,550,471
Royal Bank of Canada	19,926	2,121,430
Visa, Inc. - Class A	6,542	1,717,079
		13,195,135
Industrials - 10.3%
Atlas Copco AB - Class A	56,601	1,063,772
Grab Holdings Ltd. - Class A(a)	1,421,726	5,047,128
Uber Technologies, Inc.(a)	60,846	4,422,287
		10,533,187
Information Technology - 12.6%
Five9, Inc.(a)	48,920	2,157,372
Palo Alto Networks, Inc.(a)	4,310	1,461,133
Q2 Holdings, Inc.(a)	59,405	3,583,904

	Shares	Value
Smartsheet, Inc. - Class A(a)	64,907	$2,861,100
Varonis Systems, Inc.(a)	59,132	2,836,562
		12,900,071
Materials - 5.6%
Air Products and Chemicals, Inc.	12,503	3,226,399
Eastman Chemical Co.	25,820	2,529,585
		5,755,984
TOTAL COMMON STOCKS (Cost $90,199,626)		101,091,940
SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
First American Treasury Obligations Fund - Class X, 5.21%(d)	1,269,315	1,269,315
TOTAL SHORT-TERM INVESTMENTS (Cost $1,269,315)		1,269,315
TOTAL INVESTMENTS - 100.0% (Cost $91,468,941)		102,361,255
Liabilities in Excess of Other Assets - (0.0%)(e)		(9,716)
TOTAL NET ASSETS - 100.0%		$102,351,539

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $1,126,612 or 1.1% of the Fund’s net assets.

(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

Tremblant Global ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

Allocation of Portfolio Holdings by Country as of June 30, 2024
(% of Net Assets)
United States	$ 79,821,281	77.9%
Sweden	6,187,963	6.1
Singapore	5,047,128	4.9
Uruguay	3,055,081	3.0
Switzerland	2,546,252	2.5
Germany	2,455,508	2.4
Canada	2,121,430	2.1
Netherlands	1,126,612	1.1
Liabilities in Excess of Other Assets	(9,716)	0.0(a)
	$102,351,539	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

Tremblant Global ETF
Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$102,361,255
Dividends and interest receivable	47,185
Total assets	102,408,440
LIABILITIES:
Payable to adviser	56,901
Total liabilities	56,901
NET ASSETS	$102,351,539
Net Assets Consists of:
Paid-in capital	$90,139,558
Total distributable earnings	12,211,981
Total net assets	$102,351,539
Net assets	$102,351,539
Shares issued and outstanding(a)	4,000,000
Net asset value per share	$25.59
Cost:
Investments, at cost	$91,468,941

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

Tremblant Global ETF
Statement of Operations
For the Period Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income	$128,991
Less: Dividend withholding taxes	(6,113)
Interest income	19,856
Total investment income	142,734
EXPENSES:
Investment advisory fee	101,326
Total expenses	101,326
Net Investment Income	41,408
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND TRANSLATIONS OF FOREIGN CURRENCY
Net realized gain (loss) from:
Investments	1,280,868
Foreign currency translation	(2,562)
Net realized gain	1,278,306
Net change in unrealized appreciation (depreciation) on:
Investments	10,892,314
Foreign currency translation	(47)
Net change in unrealized appreciation (depreciation)	10,892,267
Net realized and unrealized gain on investments and translations of foreign currency	12,170,573
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,211,981

The accompanying notes are an integral part of these financial statements.

4

Tremblant Global ETF
Statement of Changes in Net Assets

Period Ended June 30, 2024(a) (Unaudited)
OPERATIONS:
Net investment income	$41,408
Net realized gain on investments and translations of foreign currency	1,278,306
Net change in unrealized appreciation on investments and translations of foreign currency	10,892,267
Net increase in net assets from operations	12,211,981
CAPITAL TRANSACTIONS:
Subscriptions	95,517,537
Redemptions	(5,379,197)
ETF transaction fees	1,218
Net increase in net assets from capital transactions	90,139,558
NET INCREASE IN NET ASSETS	102,351,539
NET ASSETS:
Beginning of the period	—
End of the period	$102,351,539
SHARES TRANSACTIONS:
Subscriptions	4,210,000
Redemptions	(210,000)
Total increase in shares outstanding	4,000,000

(a)	Inception date of the Fund was April 30, 2024.
The accompanying notes are an integral part of these financial statements.

5

Tremblant Global ETF
Financial Highlights

Period Ended June 30, 2024(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$ 24.96
INVESTMENTS OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain on investments and translations of foreign currency	0.62
Total from investment operations	0.63
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.00(c)
Net asset value, end of period	$25.59
TOTAL RETURN(d)	2.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$102,352
Ratio of expenses to average net assets(e)	0.69%
Ratio of net investment income to average net assets(e)	0.28%
Portfolio turnover rate(d)(f)	7%

(a)	Inception date of the Fund was April 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

Tremblant Global ETF
Notes to the Financial Statements
June 30, 2024 (Unaudited)
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Tremblant Global ETF(the “Fund”) commenced operations as a series of the Trust on April 30, 2024. Prior to then, Tremblant Capital LP, which is under common control with the Adviser, managed a limited partnership with an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund (the “Predecessor Fund”). The limited partnership, which incepted on July 1, 2022, converted into the Fund when the Fund commenced operations. The Fund is managed by the Adviser, and Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident” or the “Sub-Adviser”) serves as the Fund's sub-adviser. The Fund offers a single class of shares. The Fund is a diversified series with its own investment objectives and policies within the Trust. The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities. The types of equity securities in which the Fund invests include, but are not limited to, common stocks, American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITS”). The Fund may invest in companies with market capitalizations of any size but will predominantly be invested in large- and mid-cap securities. The Fund’s investments will provide exposure to a number of different developed countries throughout the world, including the U.S., but the Fund may also invest in issuers located or operating in emerging markets. The Trust has evaluated the structure, objective and activities of the Fund and determined that it meets the characteristics of an investment company. As such, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e. creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The standard fixed creation transaction fee for the Fund is $300, which is payable by the Advisor. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund are displayed in the capital shares transaction section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

7

Tremblant Global ETF
Notes to the Financial Statements
June 30, 2024 (Unaudited)(Continued)
Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended June 30, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended June 30, 2024, the Fund did not have liabilities for any unrecognized tax benefits. The Fund is subject to examination by U.S. tax authorities for tax years since the commencement of operations.
Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3. SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

8

Tremblant Global ETF
Notes to the Financial Statements
June 30, 2024 (Unaudited)(Continued)
Equity Securities – Equity securities, including common stocks, preferred stocks, exchange traded funds (“ETF”s) and real estate investment trusts (“REIT”s), that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed hat the prices obtained for brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$101,091,940	$ —	$ —	$101,091,940
Short-Term Investment	1,269,315	—	—	1,269,315
Total Investment in Securities	$102,361,255	$—	$—	$102,361,255

Refer to the Schedule of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with Tremblant Advisors LP (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive an annual advisory fee equal to 0.69% of the Fund's average daily net assets on a monthly basis.
Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, acquired fund fees and expenses, any fees and expenses related to the provision of securities lending services, extraordinary expenses, and distribution fees and expenses paid by the Trust.
The Adviser has engaged Vident Investment Advisory, LLC (the “Sub-Adviser”) as the Sub-Adviser to the Fund.
U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.

9

Tremblant Global ETF
Notes to the Financial Statements
June 30, 2024 (Unaudited)(Continued)
5. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding U.S. government securities, short-term investments and in-kind transactions, by each Fund for the period ended June 30, 2024, were as follows:

Purchases	Sales
$6,955,618	$4,427,399

During the period ended June 30, 2024, in-kind transactions associated with creation and redemptions were as follows:

Purchases	Sales
$32,875,583	$5,354,321

During the period ended June 30, 2024, net capital gains resulting from in-kind redemptions were as follows:

Net Capital Gains
$1,692,407

6. IN-KIND CONTRIBUTIONS
As part of the Fund’s commencement of operations on April 30, 2024, the Tremblant Global ETF received an in-kind contribution from accounts managed by the Adviser, which consisted of $69,331,435 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of June 30, 2024, was $58,869,699, resulting in net unrealized appreciation on investments of $10,461,736 as of that date. As a result of the in-kind contribution, the Tremblant Global ETF issued 2,860,000 shares at a $24.96 per share net asset value.

10

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting of the Board of Trustees of Managed Portfolio Series (the “Trust”) on February 20-21, 2024, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved (i) an investment advisory agreement between the Trust, on behalf of the Tremblant Global ETF (the “Fund”), and Tremblant Advisors LP (“Tremblant”) (the “Advisory Agreement”); and (2) a sub-advisory agreement between the Trust, on behalf of the Fund, Tremblant and Vident Advisory, LLC (“Vident”) (the “Sub-Advisory Agreement”), each for an initial two-year term.
Prior to and at the meeting, the Trustees received and considered information from Tremblant and Vident designed to provide the Trustees with the information necessary to evaluate the approval of the Advisory Agreement and Sub-Advisory Agreement (“Support Materials”). The Independent Trustees reviewed and considered the Fund’s investment strategy, services that Tremblant and Vident each proposed to provide to the Fund, the proposed advisory fees to be paid to Tremblant under the Advisory Agreement and the proposed sub-advisory fees to be paid by Tremblant to Vident under the Sub-Advisory Agreement, and other matters that the Trustees deemed relevant. Before voting to approve the Advisory Agreement and Sub-Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees and considered the legal standards for the Trustees’ consideration of the approval of the Sub-Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.
In determining whether to approve the Advisory Agreement and Sub-Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services to be provided by Tremblant and Vident with respect to the Fund; (2) historical performance of other investment accounts managed by Tremblant with similar investment strategies; (3) the costs of the services provided by Tremblant and the projected profits to be realized by Tremblant from services rendered to the Fund;
(4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Tremblant and Vident resulting from services rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Tremblant will provide under the Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) providing for and supervising the general management and investment of the Fund’s securities portfolio through the use of a sub-adviser; (2) investing or overseeing a sub-adviser’s investment of the Fund’s assets consistent with the Fund’s investment objective and investment policies, and evaluating the sub-adviser’s performance results with respect to the Fund; (3) directly managing any portion of the Fund’s assets that Tremblant determines not to allocate to a sub-adviser; (4) voting all proxies with respect to the Fund’s portfolio securities; (5) maintaining the required books and records for transactions effected on behalf of the Fund; (6) selecting or overseeing a sub-adviser’s selection of broker-dealers to execute orders on behalf of the Fund; and (7) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws, and overseeing a sub-adviser’s completion of the same. The Trustees considered Tremblant’s assets under management and financial health. The Trustees concluded that Tremblant had sufficient resources to support its management of the Fund. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Tremblant proposes to provide to the Fund under the Advisory Agreement.
Similar to the review of Tremblant, the Trustees considered the scope of distinct services that Vident will provide under the Sub-Advisory Agreement with respect to such portions of the Fund that the Adviser allocates to Vident’s management, and subject to Tremblant’s oversight, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies;
(2) maintaining the required books and records for transactions Vident effects on behalf of the Fund; (3) selecting broker-dealers to execute orders on behalf of the Fund; and (4) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees reviewed Vident’s assets under management, financial statements and its capitalization. The Trustees concluded that Vident had sufficient resources to support its management of the Fund. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Vident proposes to provide to the Fund under the Sub-Advisory Agreement.

11

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT(Continued)
Historical Performance. The Trustees considered the historical performance of the Tremblant Tax Efficient Fund LP (“LP Fund”) since it was proposed that the LP Fund would reorganize into the Fund at launch. The Board recognized that the LP Fund’s relatively short operating history made it difficult to make meaningful assessments of performance results, but nonetheless concluded that the LP Fund had been well-managed, and performance was reasonable.
Cost of Advisory Services and Profitability. The Trustees considered the proposed management fee that the Fund will pay to Tremblant under the Advisory Agreement, noting that it is lower than the management fee charged to the LP Fund. The Trustees considered the reasonableness of Tremblant’s projected profitability analysis (12-month pro-forma) for services that Tremblant will render to the Fund. In that regard, the Trustees noted that Tremblant will charge a unitary management fee and will therefore be responsible for the general operating expenses of the Fund.
The Trustees also considered the proposed sub-advisory fee that Tremblant will pay to Vident under the Sub-Advisory Agreement. The Trustees observed that Vident does not manage other accounts utilizing a substantially similar investment strategy as that of the Fund. The Trustees noted that because the sub-advisory fees are to be paid by Tremblant, the overall advisory fee to be paid by the Fund is not directly affected by the sub-advisory fees paid to Vident. Consequently, the Trustees did not consider the costs of services provided by Vident or the profitability of its relationship with the Fund to be material factors for consideration given that Vident is not affiliated with Tremblant and, therefore, the sub-advisory fees were negotiated on an arm’s length basis.
Comparative Fee and Expense Data. The Trustees considered an analysis comparing the contractual expenses that the Fund will bear to those of funds in a projected Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”), in each case as independently selected by the service provider that prepared the analysis. The Trustees noted that the Fund’s proposed management fee was the same as the Cohort average but above the Category average, while the Fund’s total expenses were slightly above the Cohort average but below the Category average. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Tremblant’s proposed advisory fee, and the portion of such fee that it allocates to Vident, was reasonable.
Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale, noting that the proposed investment advisory fee for the Fund does not contain breakpoints. The Trustees also considered that Tremblant had agreed to consider breakpoints in the future in response to asset growth. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints, but committed to revisit this issue in the future as circumstances change and asset levels increase.
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by Tremblant and Vident from their relationships with the Fund. The Trustees noted that the Fund will not use affiliated brokers, but that Vident may generate soft dollars through Fund transactions, which could benefit both Tremblant and Vident. The Trustees considered that Tremblant and Vident may each receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Tremblant and Vident do not receive additional material benefits from their relationships with the Fund.

12

ADDITIONAL INFORMATION
June 30, 2024 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-800-617-0004, or (2) on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund trades on the Exchange at a price about (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, free of charge, on the Fund’s website at https://www.tremblantetf.com.

13

INVESTMENT ADVISER
Tremblant Advisors LP
360 S. Rosemary Ave., Suite 1450
West Palm Beach, FL 33401
INVESTMENT SUB-ADVISER
Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA, 30009
DISTRIBUTOR
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 202
Milwaukee, WI, 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI, 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI, 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA, 19103
This report must be accompanied or preceded by a prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-800-617-0004.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date	9/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date	9/6/2024

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date	9/6/2024

* Print the name and title of each signing officer under his or her signature.